Noncontrolling Interest - Additional Information (Detail)			12 Months Ended
	Oct. 31, 2019 USD ($) shares	Oct. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥)
Noncontrolling interest, decrease from redemptions or purchase of interests | ¥			¥ (19,520,000)
Noncontrolling Interest Equity Fair Value Per Share | ¥ / shares		¥ 43.92
Founders of gogo glocal [Member]
Stock repurchased during period, shares | shares	444,444	444,444
Noncontrolling interest, decrease from redemptions or purchase of interests	$ 2,760,025	¥ 19,520,000